SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of consolidated results

For the purpose of preparing and presenting the information by business segment, Management decided to maintain the proportional consolidation of the joint ventures as historically presented. For purposes of reconciliation of the consolidated result, the amounts recorded by these companies are not included in the "Corporate expenses/elimination" column.

								12/31/2021
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	21,400,318	3,114,385	311,040	1,839,307	222,785	1,430,150	(5,084,155)	23,233,830
Foreign market	8,691,130	14,929,001					1,058,078	24,678,209
Cost of sales and services (note 27)	(20,081,043)	(7,705,835)	(220,494)	(1,266,112)	(146,349)	(892,900)	4,475,259	(25,837,475)
Gross profit	10,010,405	10,337,551	90,546	573,195	76,436	537,250	449,182	22,074,564
General and administrative expenses (note 27)	(1,158,748)	(351,371)	(33,853)	(135,091)	(32,083)	(190,986)	(1,057,314)	(2,959,446)
Other operating (income) expenses, net (note 28)	(405,018)	(287,744)	(8,290)	58,253	41,337	(63,631)	1,907,433	1,242,340
Equity in results of affiliated companies (note 11)							182,504	182,504
Operating result before Financial Income and Taxes	8,446,639	9,698,436	48,403	496,357	85,690	282,633	1,481,805	20,539,962

Sales by geographic area
Asia		12,627,913					1,058,078	13,685,991
North America	2,275,612							2,275,612
Latin America	355,912							355,912
Europe	6,059,606	2,301,088						8,360,694
Foreign market	8,691,130	14,929,001					1,058,078	24,678,209
Domestic market	21,400,318	3,114,385	311,040	1,839,307	222,785	1,430,150	(5,084,155)	23,233,830
Total	30,091,448	18,043,386	311,040	1,839,307	222,785	1,430,150	(4,026,077)	47,912,039

								12/31/2020
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	11,721,339	1,532,589	256,371	1,489,647	172,859	857,197	(3,143,789)	12,886,213
Foreign market	4,881,556	11,150,642				995	1,144,614	17,177,807
Cost of sales and services (note 27)	(14,170,692)	(5,531,763)	(187,860)	(1,094,130)	(128,227)	(647,132)	2,634,903	(19,124,901)
Gross profit	2,432,203	7,151,468	68,511	395,517	44,632	211,060	635,728	10,939,119
General and administrative expenses (note 27)	(922,862)	(179,806)	(21,949)	(114,970)	(30,243)	(88,232)	(1,150,813)	(2,508,875)
Other operating (income) expenses, net (note 28)	(392,061)	(665,881)	(5,420)	52,569	(2,967)	(44,893)	(1,728,909)	(2,787,562)
Equity in results of affiliated companies (note 11)							71,755	71,755
Operating result before Financial Income and Taxes	1,117,280	6,305,781	41,142	333,116	11,422	77,935	(2,172,239)	5,714,437

Sales by geographic area
Asia		7,461,791					1,144,614	8,606,405
North America	922,299							922,299
Latin America	327,900					995		328,895
Europe	3,627,011	3,688,851						7,315,862
Others	4,346							4,346
Foreign market	4,881,556	11,150,642				995	1,144,614	17,177,807
Domestic market	11,721,339	1,532,589	256,371	1,489,647	172,859	857,197	(3,143,789)	12,886,213
Total	16,602,895	12,683,231	256,371	1,489,647	172,859	858,192	(1,999,175)	30,064,020

								12/31/2019
	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	10,027,999	926,836	240,451	1,321,355	325,343	570,805	(2,462,088)	10,950,701
Foreign market	3,921,033	9,100,813					1,463,870	14,485,716
Cost of sales and services (Note 27)	(12,962,861)	(4,396,247)	(173,344)	(1,030,210)	(266,754)	(607,719)	2,173,871	(17,263,264)
Gross profit	986,171	5,631,402	67,107	291,145	58,589	(36,914)	1,175,653	8,173,153
General and administrative expenses (Note 27)	(834,977)	(186,189)	(34,560)	(109,770)	(29,034)	(91,466)	(1,567,874)	(2,853,870)
Other operating (income) expenses, net (note 28)	(1,055,190)	(218,009)	(3,860)	147,155	(1,486)	(40,630)	(731,061)	(1,903,081)
Equity in results of affiliated companies (note 11)							125,715	125,715
Operating result before Financial Income and Taxes	(903,996)	5,227,204	28,687	328,530	28,069	(169,010)	(997,567)	3,541,917

Sales by geographic area
Asia	2,980	6,742,946					1,463,870	8,209,796
North America	767,977							767,977
Latin America	169,036							169,036
Europe	2,978,994	2,357,867						5,336,861
Others	2,046							2,046
Foreign market	3,921,033	9,100,813					1,463,870	14,485,716
Domestic market	10,027,999	926,836	240,451	1,321,355	325,343	570,805	(2,462,088)	10,950,701
Total	13,949,032	10,027,649	240,451	1,321,355	325,343	570,805	(998,218)	25,436,417